February 7, 2001


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:	Division of Investment Management

RE:	Merrill Lynch California  Insured Municipal Bond Fund
	of Merrill Lynch California Municipal Series Trust Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A (Securities Act File No.33-55864, Investment Company Act No. 811-4264)

Ladies and Gentlemen:


	Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch California Insured Municipal Bond Fund of Merrill Lynch California Municipal
	Series Trust (the"Fund") hereby certifies that:

(1)	the form of Prospectus and Statement of Additional Information
	that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 10 to the Fund's Registration Statement on Form N-1A: and

(2)	the text of Post-Effective Amendment No. 10 to the Fund's
	Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on December 27, 2000

Very truly yours,

Merrill Lynch California Insured Municipal Bond Fund of Merrill Lynch California Municipal Series Trust



______________________
Alice A. Pellegrino
Secretary of the Fund